11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Assets, Noncurrent	$ 3,299,135	$ 2,879,547
UNITED STATES
Assets, Noncurrent	590,349	480,918
PERU
Assets, Noncurrent	1,017,093	1,222,794
CANADA
Assets, Noncurrent	$ 1,691,693	$ 1,175,835